STOCK-BASED AWARDS	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED AWARDS

NOTE 13—STOCK-BASED AWARDS

Legacy Lucid 2021 Stock Incentive Plan

In January 2021, the Company’s board of directors adopted and the stockholders approved the 2021 Stock Incentive Plan (the “2021 Plan”). The 2021 Plan replaced the Company’s 2014 Plan. The 10,526,235 shares reserved for future issuance under the 2014 Plan were removed and added to the share reserve under the 2021 Plan. The 2021 Plan provided for the grant of incentive stock options, non-statutory stock options, restricted shares, restricted stock units (“RSU”), share appreciation rights, performance based awards and cash based awards to the Company’s employees, directors, and consultants.

Lucid 2021 Stock Incentive Plan and ESPP Addendum

In July 2021, the Company’s board of directors adopted and the stockholders approved the 2021 Incentive Plan (the “2021 Incentive Plan”), which includes an employee stock purchase plan as an addendum (the “ESPP Addendum”). The 2021 Incentive Plan replaced the 2021 Plan. The 2021 Incentive Plan provides for the grant of restricted shares, non-qualified stock options, incentive stock options, unrestricted shares, stock appreciation rights, restricted stock units and cash awards. Shares of common stock underlying awards that are forfeited or cancelled generally are returned to the pool of shares available for issuance under the 2021 Incentive Plan.

The ESPP Addendum authorizes the issuance of shares of common stock pursuant to purchase rights granted to employees. The purchase price for each share purchased during an offering period will be the lesser of 85% of the fair market value of the share on the purchase date or 85% of the fair market value of the share on the offering date. The offering dates and purchase dates for the ESPP Addendum are determined at the discretion of the Company’s board of directors. During the year ended December 31, 2021, the Company has launched its ESPP Addendum. The stock-based compensation expense recognized during the year ended December 31, 2021 was immaterial.

The number of shares of common stock that remain available for issuance under the 2021 Incentive Plan, including the ESPP Addendum, was 16,761,960 as of December 31, 2021.

Stock Options

The Company’s outstanding stock options generally expire 10 years from the date of grant and are exercisable when the options vest. Incentive stock options and non-statutory options generally vest over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years. A summary of stock option activity is as follows:

	Outstanding Options
			Weighted-
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual	Intrinsic Value
	Options	Price	Term	(in thousands)
Balance—December 31, 2019	69,305,845	$0.60	6.3	$21,236
Options granted	23,820,351	1.16
Options exercised	(7,502,955)	0.43
Options canceled	(14,947,923)	0.44
Balance—December 31, 2020	70,675,318	$0.84	7.8	$118,155
Options granted	8,402,925	2.85
Options exercised	(11,076,026)	0.74
Options canceled	(3,882,315)	1.55
Balance—December 31, 2021	64,119,902	$1.08	6.6	$2,370,666
Options vested and exercisable December 31, 2021	42,924,175	$0.79	5.6	$1,599,512

Aggregate intrinsic value represents the difference between the exercise price of the options and the fair value of common shares. The aggregate intrinsic value of options exercised was approximately $206.7 million, $8.3 million and $0.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The total fair value of stock options granted during the years ended December 31, 2021, 2020 and 2019, was approximately $24.0 million, $14.8 million and $13.9 million, respectively, which is recognized over the respective vesting periods. The total fair value of stock options vested during the years ended December 31, 2021, 2020 and 2019, was approximately $6.2 million, $3.9 million and $6.9 million, respectively.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term, and expected dividend yield rate over the expected option term, and actual forfeiture rates. A summary of the assumptions the Company utilized to record compensation expense for stock options granted during the year ended December 31, 2021, 2020 and 2019, is as follows:

	Year ended December 31,
	2021	2020	2019
Weighted average volatility	48.4%	59.0%	42.8%
Expected term (in years)	6.6	5.9	5.5
Risk-free interest rate	1.45%	0.75%	2.11%
Expected dividends	$—	$—	$—

Restricted Stock Unit

A summary of RSU award activity is as follows:

	Restricted Stock Units
				Weighted-
	Time-	Performance-		Average Grant-
	Based Shares	Based Shares	Total Shares	Date Fair Value
Nonvested balance as of December 31, 2020	—	—	—	$—
Granted	34,067,889	16,024,411	50,092,300	20.52
Vested	(1,068,049)	—	(1,068,049)	21.13
Cancelled/Forfeited	(789,640)	—	(789,640)	24.84
Nonvested balance as of December 31, 2021	32,210,200	16,024,411	48,234,611	$20.45

Time-based RSUs vest based on a performance condition and a service condition. The performance condition was satisfied upon the Closing of the Merger, and the service condition will be met generally over 4.0 years. The Company granted 13,834,748 shares of the time-based RSUs to the CEO that will vest in sixteen equal quarterly installments subject to continuous employment. The vesting of the time-based awards began on December 5, 2021. The service condition for 25% of the Company’s non-CEO RSUs will be satisfied 375 days after the Closing. The remaining RSUs will be satisfied in equal quarterly installments thereafter, subject to continuous employment. The fair value of these time-based RSUs was measured using the fair value of the Company’s common stock on the date of the grant, as based on the market price of Churchill’s stock adjusted for the expected exchange ratio at the time, and discounted for lack of marketability. The total fair value of RSUs vested during the year ended December 31, 2021 were $50.5 million. There are no RSU vested for the years ended 2020 and 2019.

All performance-based RSUs are granted to the CEO. The CEO performance RSUs will vest subject to the performance and market conditions. The performance condition was satisfied upon the Closing. The market conditions will be satisfied and vest in five tranches based on the achievement of market capitalization goals applicable to each tranche over a six-month period subject to the CEO’s continuous employment through the applicable vesting date. Any CEO performance RSUs that have not vested within five years after the Closing will be forfeited. The fair value of these performance-based RSUs was measured on the grant date, March 27, 2021, using a Monte Carlo simulation model, with the following assumptions:

Weighted average volatility	60.0%
Expected term (in years)	5.0
Risk-free interest rate	0.9%
Expected dividends	—

As of December 31, 2021, none of the market capitalization goals had been achieved. The Company recognizes compensation expense on a graded vesting schedule over the requisite vesting period for the time-based awards and over the derived service period for the CEO performance RSUs. Stock-based compensation expense is recognized when the relevant performance condition is considered probable of achievement for the performance-based award. In January 2022, the market capitalization condition was met for four of the five tranches, representing an aggregate of 13,934,271 performance RSUs. The vesting of these four tranches is subject to continuous service, and review and certification by the Board of Directors. As of December 31, 2021, the unamortized expense related to these four tranches amounted to $85.4 million which would be recognized as a stock-based compensation expense upon vesting. As of December 31, 2021, the unamortized expense for the fifth tranche, representing 2,090,140 RSUs, was $19.6 million and will be recognized over a period of 1.1 years.

Stock-Based Compensation Expense

Total employee and nonemployee stock-based compensation expense for the year ended December 31, 2021, 2020 and 2019, is classified in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$8,737	$213	$443
Research and development	137,303	3,724	4,770
Selling, general and administrative	370,717	677	2,506
Total	$516,757	$4,614	$7,719

Total stock-based compensation expense for the year ended December 31, 2021 includes $383.2 million stock-based compensation expense related to the RSUs. The year ended December 31, 2021 also includes $123.6 million stock-based compensation expense related to the Series E convertible preferred stock issuances in March 2021 and April 2021. Refer to Note 7 “Contingent Forward Contracts” and Note 10 “Convertible Preferred Stock” for more information.

The unamortized stock-based compensation related to awards that are not vested was $638.0 million as of December 31, 2021, and weighted average remaining amortization period as of December 31, 2021 was 2.5 years.